Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Balance	$ 1,112,766
Additions	82,559
Acquisitions through the Poseidon Transaction		$ 617,522
Depreciation	(39,739)
Impairment loss	0	(71,834)	$ (87,624)
Balance	1,155,586	1,112,766
Vessel Gross Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance	1,224,377	734,534
Additions	82,559	11,675
Acquisitions through the Poseidon Transaction		617,522
Impairment loss		(139,354)
Balance	1,306,936	1,224,377	734,534
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(111,611)	(148,014)
Depreciation	(39,739)	(31,117)
Impairment loss		67,520
Balance	(151,350)	(111,611)	(148,014)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,112,766	586,520
Additions	82,559	11,675
Acquisitions through the Poseidon Transaction		617,522
Depreciation	(39,739)	(31,117)
Impairment loss		(71,834)
Balance	$ 1,155,586	$ 1,112,766	$ 586,520